Equity	3 Months Ended
Sep. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

NOTE 10 -STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

In April 2009, the Company had determined that it had not obtained the proper authorization required to issue any classes of its preferred stock.  As a result, it was determined that the issuance of the Company’s Class A and Class B Preferred Stock were never legally executed, as such, do not exist.  Therefore, as of January, 2005, the Company established an unsettled obligation to the holders of any aforementioned Class A and Class B Preferred Stock.

As of September 30, 2011, the Company has 10,000,000 shares of preferred stock authorized with a par value of $.001. The Company increased the authorized shares from 4,000,000 to 10,000,000 on July 21, 2008. The preferred stock may be issued from time to time, in one or more series, each series to be appropriately designated by a distinguishing letter or title, prior to the issue of any shares thereof. In August 2008, the Company’s board of directors approved a 1:10 reverse split. All shares reflected in the condensed consolidated financial statements are shown post-split.

In May 2009, the Company formally designated three series of preferred stock; the Series A Convertible Preferred Stock consists of 200,000 shares, convertible into common stock, each share for 10 shares of common stock; the Series B Preferred Stock which consists of 6 shares; and the Series C Preferred Stock which consists of 50,000 shares.  In November 2011, the Company amended its designation of the Series A Preferred Stock and Series C Preferred Stock to provide anti-dilution protection against both forward and reverse splits of the Company’s common stock and other reorganizations of similar nature. In the event that the common stock of the Company is subject to a reverse split, the number of shares into which the Series A and the Series C Preferred Stock are convertible remain unchanged. The Series C was amended to provide convertibility into the common stock of the Company at the option of the holder at a ratio of 10 common shares for each share of Series C Preferred Stock.

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Each share of Series A Preferred Stock is convertible into 10 shares of common stock. The Company, prior to realizing that the preferred stock had not been properly authorized, assumed that it had issued 200,000 shares of Series A Preferred Stock in 2005 to its President. The 200,000 shares were thought to have been issued for a value of a $2,000 (par) as founders’ shares. As a result, the Company performed an informal valuation and determined there was no increase in the value of the preferred stock and as of December 31, 2008, there was a $2,000 obligation to issue preferred shares on the consolidated balance sheets, respectively. These shares were issued in May 2009.

The Company also had assumed that it had properly issued 6 shares of Series B Preferred Stock. Each share of the Series B Preferred Stock enables the holder to nominate and appoint one member to the board of directors. The Company’s President was to be the holder of the six shares of Series B Preferred Stock, and upon proper authorization, the Company formally issued these shares to the President in May 2009. The Series B Preferred Shares value is par.

On July 1, 2009, Michael Cohen and Jacob Cohen entered into a technology license agreement with Company relating to stem cell based cosmetic and cosmeceutical technologies they developed. The license agreement provides that they receive a) 50,000 Shares of the Company’s Series C Preferred Stock, par value $.001 per share and (b) the right to receive 20% of the outstanding shares of the Company’s subsidiary, Proteoderm, Inc. in the event it shall become a public company. The right set forth above shall be non-transferable except to the JSM Family Trust. Each share of Series C Preferred Stock shall be entitled to one hundred votes on all matters submitted to a vote of the Corporation’s shareholders. Jacob Cohen’s 25,000 shares were transferred on July 10, 2011 to the JSM Family Trust. The 50,000 shares of the Series C Preferred Stock were issued in July 2009.

September 30, 2011

Preferred Stock	Authorized Date	Issue Date	Number of Shares	Par Value	Fair Value	Intrinsic Value	Conversion to Common Stock
Series “A" (1)	January 2005	May, 2009	200,000	$.001	$2,000	$2,000	10:1
Series “B" (1)	January 2005	May, 2009	6	$.001	<$1	<$1	None
Series “C" (2)	July 1, 2009	July 1, 2009	50,000	$.001	$50	$50	100:1

(1) Issued to the President and CEO, Michael Cohen authorized in January 2005 as Founder’s shares.

        (2) Issued equally to the President & CEO, Michael Cohen and his brother Jacob Cohen for the development of the Proteoderm products.  Michael Cohen and Jacob Cohen (Jacob Cohen’s share has been since transferred to the JSM Family Trust) have the right to receive 20% of the outstanding shares of the Company’s subsidiary, Proteoderm, Inc. in the event it shall become a public company.

                        In November 2011, a new Series D Preferred Stock was designated that is convertible into the common stock of the Company at a ratio of ten shares of common for each share of Series D Preferred Stock that is converted.  The Series D Preferred Stock is also protected against dilution in the event of forward splits, reverse splits and reorganizations.  In the event of a reverse split, the number of shares issued upon conversion of the Series D Preferred Stock remains unchanged.

                        In November 2011, Series D shares were issued to Michael Cohen in the amount of 130,000 shares in lieu of reduction of debt of $100,000, Steven Byle in the amount of 100,000 shares in lieu of services rendered, Ian McNiece in the amount of 30,000 shares as an amendment to his 2009 Consulting Agreement obviating the need for the Company to issue to him 100,000 shares of common stock, and Roger Fidler in the amount of 35,000 shares for legal services rendered and his agreement to provide legal services to the Company in the future, and Jeffrey Maller in the amount of 10,000 shares for consulting services.

Common Stock

As of September 30, 2011, the Company has 240,000,000 shares of common stock authorized with a par value of $.001. On July 21, 2008, the Company amended its certificate of incorporation to increase the authorized shares from 50,000,000 to 240,000,000.

The Company has 7,060,556 shares issued and outstanding as of September 30, 2011.

The Company has had its common stock reverse split twice since 2006. In May 2006, the Company reverse split its shares 1:37 and then again in August 2008, the Company’s board of directors approved a 1:10 reverse split. All shares reflected in the condensed consolidated financial statements are shown post-split.

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During 2007, the Company issued 124,987 shares of common stock for various services, marketing and interest valued at fair value at the time the services were performed. These services were valued at $685,676. In addition, the Company recorded a capital contribution of $30,000 from a third party with no shares of common stock being issued. The Company recorded this directly to additional paid in capital.

During 2008, the Company issued 224,106 shares of common stock for various services, marketing and interest valued at fair value at the time the services were performed or interest accrued. These services were valued at $1,320,414. In addition, the Company issued 582,200 shares of common stock (on April 14, 2008, approved for issuance on June 4, 2007) in conversion of loans from the Company’s President and accrued compensation to the Company’s President in the amount of $1,318,617. The value was determined based on average pricing at the times the liabilities were incurred.

In the year ended December 31, 2009, the Company issued 1,137,990 shares of common stock to consultants due for obligations arising from various marketing services and professional fees for services rendered from November 30, 2007 to November 18, 2008, for fair value at the time services were performed, valued at $5,082,780. The Board had authorized the shares to consultants at the time services were performed but the obligation was not satisfied until the share issuance in 2009.

During 2009, the Company authorized and issued 615,800 shares for various services including professional fees and marketing valued at $1,464,390 for the fair value at the time the services were performed. In addition, the Company issued 100,000 shares of common stock on November 18, 2009 in conversion of loans from the Company’s President for $150,000 and conversion of advances from our past Secretary of $75,000 in exchange for 50,000 shares of common stock.  The shares were issued at fair value at the time of conversion.

In the year ended December 31, 2010 the Company issued 897,320 shares of common stock (net of 93,750 shares that were canceled) including 29,000 shares for professional fees for services rendered during the second quarter of 2010, for fair value at the time services were performed, valued at $73,950.  The Board had authorized the shares to the professionals at the time services were performed.  250,000 shares were issued to Robert Kohn, our CFO, due November 1, 2009 under the terms of his employment contract.  The Board had authorized the shares at November 1, 2009 but the obligation was not satisfied until the share issuance June 4, 2010 of these shares 93,750 shares ($66,563 value) were returned upon the execution of the Separation agreement as defined above. 354,070 shares were issued on April 15, 2010 to satisfy the outstanding promissory notes including settlement of all principal and interest.  (See Note 5- Promissory Notes). 58,000 shares were issued to satisfy vendor payables ($58,767 value), 100,000 shares ($50,000 value) were issued in accordance with an investor relation agreement entered into in September and 200,000 shares ($100,000 value) were issued in conversion of a convertible note. In addition, the obligation for common stock to be issued at December 31, 2010 was reduced to $1,144,000, which represents 350,000 shares of common stock. During 2010, 953,500 shares were accrued for at a value of $1,739,625; $2,000,000 of this obligation was converted into a convertible note (1,208,500 shares); 414,125 shares ($300,594) were satisfied by stock issuances; and 31,750 shares ($27,563 value) that were previously accrued were written off during the year.

In the nine months ended September 30, 2011, the Company issued common stock to Michael Cohen, 625,000 shares for debt conversion of $350,000, and Steven Byle, 178,572 shares for debt conversion of $100,000. In addition, the Company issued 20,000 shares valued at $14,600 for services rendered. 925,000 shares of been issued in conversion of $344,500 in convertible notes payable; and 150,000 shares have been issued to an investor relations company for services rendered for a period of twelve months. The shares issued are exempt from registration under Sec. 4(2) of the Securities Act of 1933.

Warrants

The Company has no warrants outstanding as of September 30, 2011 or for the year ended December 31, 2010.

Options

The Board of Directors in 2010 approved the Proteonomix, Inc. 2010 Employees, Directors, Officers and Consultants Stock Option and Stock Award Plan (the “2010 Plan”). The 2010 Plan, reserved 2,500,000 shares that may be optioned or issued for all eligible participants.

The Company had granted 20,000 options to a consultant in May 2009 for her work related to Proteoderm products. Of the 20,000 options, 10,000 were exercisable immediately with the remaining 10,000 exercisable upon completion of the consultant’s engagement. The options are to expire in five years.

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The exercise price of the options is $2.50 per share. The options were valued utilizing the Black-Scholes method and have a put option value of $1.5395, calculated based on an expected term of 5 years, expected stock volatility of 100%, expected stock dividend yield of 0%, and risk-free interest rate of 3%. The value of the 10,000 options that are expensed in May 2009 is $15,395.

The Company had granted 15,000 options to a consultant in April 2010 for his work related to Proteoderm products. Of the 15,000 options, 5,000 were exercisable immediately with an additional 5,000 exercisable upon completion of certain requirements under the terms of the contract and the remaining 5,000 exercisable upon completion of the consultant’s engagement. The options are to expire in five years.

The exercise price of the options is $3.50 per share. The options were valued utilizing the Black-Scholes method and have a put option value of $2.6987, calculated based on an expected term of 5 years, expected stock volatility of 180.50%, expected stock dividend yield of 0%, and risk-free interest rate of 1.75%. The value of the 5,000 options that are expensed in April, 2010 is $13,494.

The Company had granted 1,000,000 options to its President, Michael Cohen, on April 26, 2010 exercisable immediately. The options are to expire in five years.  These were issued pursuant to a license agreement for Stromal Cell. The exercise price of the options is $3.55 per share. The options were valued utilizing the Black-Scholes method and have a put option value of $3.4019, calculated based on an expected term of 5 years, expected stock volatility of 180.5%, expected stock dividend yield of 0%, and risk-free interest rate of 1.75%. The value of the 1,000,000 options that are capitalized as license on the condensed consolidated balance sheet is $3,401,891.  These options are exempt for any stock splits or other reorganizations that would effect the option holder negatively.

The Company had granted 75,000 options to a U.S. based investor relations firm on June 1, 2010 exercisable ratably over 12 months commencing July 1, 2010. The options are to expire in five years.  If Proteonomix cancels the contract after a three month trial period, then the maximum amount of options exercisable is 18,750. The Company has expensed six months of these options (37,500 total) that have vested through December 31, 2010 as stock based compensation in the amount of $72,507 as of December 31, 2010.  There will be no further options vested as the contract was terminated.

The Company had granted 100,000 options to a European investor relations firm on June 15, 2010 exercisable ratably over 12 months commencing July 15, 2010. The options are to expire in June 2011.  The Company has expensed six months of these options (49,998 total) that have vested through December 31, 2010 as stock based compensation in the amount of $96,673 as of December 31, 2010. There will be no further options vested as the contract was terminated.

September 30, 2011
Stock Options	Number	Exercise Price (1)	Relative Value (2)	Fair Value	Term
Outstanding at Beginning of the Year (3)	20,000	$2.50	$15,395	$50,000	5 Years
Kishore Ahuja, M.D. (4)	15,000	$3.50	$13,494	$52,500	5 Years
Michael Cohen, President (5)	1,000,000	$3.55	$3,401,891	$3,550,000	5 Years
Wolfe, Axelrod & Weinberger (6)	75,000	$5.00	$51,944	$375,000	5 Years
Logoform AG (7)	100,000	$5.00	$69,257	$500,000	5 Year
Cancelled options (6 and 7) Options Outstanding at September 30, 2011	(87,502) 1,122,498	$5.00

(1) The exercise price is based on the Fair Market Value of the common stock at date of grant.

(2) Relative value is based on the Black-Scholes method.

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 (3) 20,000 options were granted in May 2009 at $2.50 per share.

(4) 15,000 options were granted on April 1, 2010 at $3.50 per share. 10,000 options will be exercisable upon the completion of certain requirements of the contract, and 5,000 are exercisable as of April 2010.

(5) Michael Cohen, the President of Proteonomix was granted 1,000,000 options on April, 26, 2010 at $3.55 per share. These options were issued to acquire the StromaCel Technology in the Company’s subsidiary, StromCel.

(6) 75,000 options were issued on June 1, 2010 at $5.00 per share.  These are vested equally over a 12 month period starting July 1, 2010 and can be cancelled after a 90 day period except for 18,750 shares, which cannot be cancelled. All options subsequent to vesting after December 31, 2010 have been cancelled as the contract has been terminated.

(7) 100,000 options were issued on June 15, 2010 @ $5.00 per share vested equally over 12 months beginning July 2010. All options subsequent to vesting after December 31, 2010 have been cancelled as the contract has been terminated.